income taxes - Expense composition (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Current income tax expense
For the current reporting period	$ 83	$ 71	$ 285	$ 197
Adjustments recognized in the current period for income taxes of prior periods	(2)	(1)	(4)	(1)
Total	81	70	281	196
Deferred income tax expense
Arising from the origination and reversal of temporary differences	32	83	(28)	114
Revaluation of deferred income tax liability to reflect future income tax rates	(2)	(121)	(5)	(121)
Adjustments recognized in the current period for income taxes of prior periods	6	(1)	8	(1)
Total	36	(39)	(25)	(8)
Income taxes	$ 117	$ 31	$ 256	$ 188